SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reconciliation of the Net Loss

The following table shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP, to the Company’s total net loss in the condensed consolidated statements of operations:

	Three Months Ended March 31,
	2025	2024

Revenue	$—	$93,549
Cost of revenue:
Materials	4,593	37,371
Direct labor	153,116	492,896
Direct job costs	(33,273)	95,384
Overhead	111,281	231,305
Total cost of revenue	235,717	856,956
Gross margin	(235,717)	(763,407)
Operating expenses:
Research and development	184,563	766,495
Selling and marketing	543,337	345,590
General and administrative	2,078,805	2,652,795
Total operating expenses	2,806,705	3,764,880
Other segment items (1)	(13,569,003)	(1,176,811)
Segment net loss	$(16,611,425)	$(5,705,098)

(1) Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, change in fair value of debt, loss on extinguishment of debt, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other loss, net.

The following table shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP, to the Company’s total net loss in the consolidated statements of operations:

	Year Ended December 31,
	2024	2023

Revenue	$152,127	$2,085,532
Cost of revenue:
Materials	57,867	944,615
Direct labor	1,336,722	1,457,823
Direct job costs	222,835	2,833,893
Overhead	588,052	459,102
Total cost of revenue	2,205,476	5,695,433
Gross margin	(2,053,349)	(3,609,901)
Operating expenses:
Research and development	1,821,816	5,462,680
Selling and marketing	468,074	1,539,690
General and administrative	8,807,651	11,117,525
Total operating expenses	11,097,541	18,119,895
Other segment items (1)	(21,364,864)	1,019,350
Segment net loss	$(34,515,754)	$(20,710,446)

(1) Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, loss on extinguishment of debt and other income, net.